Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The change in the carrying amount of Goodwill for the years ended December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
	(in thousands)
Opening goodwill	$9,037,931	$936,257
Current year acquisitions (note 6)	—	8,120,006
Prior period acquisition (note 6)	(35,692)	—
Foreign exchange movement	(30,569)	(18,332)
Closing goodwill	$8,971,670	$9,037,931